PROSPECTUS


                 May 1, 2004, as supplemented December 22, 2004


                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC (JNL Variable Fund). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - JNL/Mellon Capital Management Funds and Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.


JNL/MELLON CAPITAL MANAGEMENT FUNDS
         JNL/Mellon Capital Management The DowSM 10 Fund JNL/Mellon Capital Management The S&P(R) 10 Fund JNL/Mellon Capital Management Global 15 Fund JNL/Mellon Capital Management 25 Fund
         JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management NASDAQ(R) 15 Fund JNL/Mellon Capital Management Value Line(R) 25 Fund

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS
         JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management Communications Sector Fund
         JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Energy Sector Fund
         JNL/Mellon Capital Management Financial Sector Fund
         JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund


EACH FUND OFFERS TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o    THE RESULTS TO BE OBTAINED BY THE  JNL/MELLON  CAPITAL  MANAGEMENT THE
          DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on thE Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold oR promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

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                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management The DowSM 10 Fund..........................................................1

         JNL/Mellon Capital Management The S&P(R) 10 Fund.........................................................5

         JNL/Mellon Capital Management Global 15 Fund.............................................................8

         JNL/Mellon Capital Management 25 Fund...................................................................12

         JNL/Mellon Capital Management Select Small-Cap Fund.....................................................16

         JNL/Mellon Capital Management NASDAQ(R) 15 Fund.........................................................21

         JNL/Mellon Capital Management Value Line(R) 25 Fund.....................................................24

         JNL/Mellon Capital Management JNL 5 Fund................................................................28

         JNL/Mellon Capital Management VIP Fund..................................................................31

         JNL/Mellon Capital Management Communications Sector Fund................................................20

         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................24

         JNL/Mellon Capital Management Energy Sector Fund........................................................28

         JNL/Mellon Capital Management Financial Sector Fund.....................................................32

         JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund.....................................36

         JNL/Mellon Capital Management Technology Sector Fund....................................................40

         More About the Investment Objectives and Risks of All Funds.............................................44

Management of the JNL Variable Fund..............................................................................47

         Investment Adviser......................................................................................47

         Investment Sub-Adviser..................................................................................47

Administrative Fee...............................................................................................48

Classes of Shares................................................................................................48

Rule 12b-1 Plan..................................................................................................49

Investment in Fund Interests.....................................................................................49

Market Timing Policy.............................................................................................50

Redemption of Fund Interests.....................................................................................50

Tax Status.......................................................................................................51

         General.................................................................................................51

         Contract Owners.........................................................................................51

         Internal Revenue Service Diversification Requirements...................................................51


Hypothetical Performance Data for the JNL/Mellon Capital Management Strategies...................................51


Financial Highlights.............................................................................................52



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                      (This page intentionally left blank.)


                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND (formerly JNL/Curian The DowSM
10 Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital
Management The DowSM 10 Fund (The Dow 10 Fund) is total return through a combination of capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (DJIA) which have the highest dividend yields on or about the business day before each "Stock
Selection Date." The ten companies are selected only once annually on or about
January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days of each Stock
Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in The Dow 10
Fund is not guaranteed. As with any mutual fund, the value of The Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon
Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

Effective April 30, 2004, the Fund was combined with JNL/Mellon Capital
Management The DowSM 5 Fund, with The DowSM 10 Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the acquired Fund.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
5.15%   -2.83%  -9.87%  25.75%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 20.20% (2nd quarter of 2003) and its lowest quarterly return was -21.44% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
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------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
------------------------------------------------------------- --------------------- --------------------
JNL/Mellon Capital Management The DowSM 10 Fund (Class A)             25.75%                0.24%
Dow Jones Industrial Average                                          28.29%                0.48%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------- --------------------------------
                                                                                               CLASS A
---------------------------------------------------------------------------------- --------------------------------
---------------------------------------------------------------------------------- --------------------------------

Management/Administrative Fee*                                                                  0.46%

---------------------------------------------------------------------------------- --------------------------------
---------------------------------------------------------------------------------- --------------------------------

12b-1 Service Fee**                                                                             0.20%

---------------------------------------------------------------------------------- --------------------------------
---------------------------------------------------------------------------------- --------------------------------

Other Expenses                                                                                  0.01%

---------------------------------------------------------------------------------- --------------------------------
---------------------------------------------------------------------------------- --------------------------------

Total Fund Annual Operating Expenses                                                            0.67%

---------------------------------------------------------------------------------- --------------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $68
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $214
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $373
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $835
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date; and

     o the sub-adviser allocates approximately equal amounts of The Dow 10 Fund to the ten companies in the DJIA that have the highest dividend yield.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the ten common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow 10 Fund purchases and sells common stocks of the ten selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The Dow 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Dow 10 Fund may also invest to some degree in money market instruments.

The stocks in The Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.



JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND (formerly JNL/Curian The S&P(R)
10 Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital
Management The S&P(R) 10 Fund (The S&P 10 Fund) is total return through a combination of capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each "Stock Selection Date." The screening process is described in the section entitled "Additional Information
About the Principal Investment Strategies, Other Investments and Risks of the
Fund." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days of each Stock Selection
Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in The S&P 10
Fund is not guaranteed. As with any mutual fund, the value of The S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The S&P 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors.
          The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The
Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon
Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
8.23%   -21.39% -18.07% 18.94%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).
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     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
JNL/Mellon Capital Management The S&P(R) 10 Fund (Class A)            18.94%               -1.91%
S&P 500 Index                                                         28.68%               -3.46%
------------------------------------------------------------- --------------------- --------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------- -------------------------------
                                                                                               CLASS A
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------

Management/Administrative Fee*                                                                   0.47%

----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------

12b-1 Service Fee**                                                                              0.20%

----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------

Other Expenses                                                                                   0.01%

----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------

Total Fund Annual Operating Expenses                                                             0.68%

----------------------------------------------------------------------------------- -------------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $69
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $218
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $379
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $847
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P 10 Fund consists of a portfolio of 10 common stocks selected on or about the business day before each Stock Selection Date through the following process:

     o the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;

     o the sub-adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;

     o from the remaining companies, the sub-adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o the sub-adviser allocates approximately equal amounts of The S&P 10 Fund to the selected ten common stocks.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 10 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, The S&P 10 Fund purchases and sells common stocks of the ten selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The S&P 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The S&P 10 Fund may also invest to some degree in money market instruments.

The stocks in The S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

The performance of The S&P 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  GLOBAL 15 FUND (formerly  JNL/Curian  Global 15
Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Global 15 Fund (Global 15 Fund) is total return through a combination of capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial Average (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index) and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index, on or about the last business day before each "Stock Selection Date." The fifteen companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on a Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-2.78%  -0.69%  -13.82% 33.16%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 26.20% (2nd quarter of 2003) and its lowest quarterly return was -17.20% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
JNL/Mellon Capital Management Global 15 Fund
(Class A)                                                             33.16%               -0.09%
Dow Jones Industrial Average                                          28.29%                0.48%
Financial Times 30 Index+                                              9.12%              -16.56%
Hang Seng Stock Index                                                 41.20%                0.42%
MSCI DTR World IndexSM                                                33.11%               -3.04%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The Financial Times 30 Index is comprised of 30 leading U.K. companies chosen to be representative of British industry.

The Hang Seng Stock Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April
2002, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand,
Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

*The Fund began operations on July 6, 1999.
 + Returns do not include the effect of foreign currency translations to U.S.
dollars.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ----------------------------
                                                                                                 CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

Management/Administrative Fee*                                                                    0.52%

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

12b-1 Service Fee**                                                                               0.20%

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

Other Expenses                                                                                    0.01%

-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------

Total Fund Annual Operating Expenses                                                              0.73%

-------------------------------------------------------------------------------------- ----------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $75
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $233
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $406
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $906
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Global 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT30 Index and the Hang Seng Index. The fifteen common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o the sub-adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index; and

     o out of those companies, the sub-adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the fifteen common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Global 15 Fund purchases and sells common stocks of the fifteen selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Global 15 Fund may also invest to some degree in money market instruments.

The performance of the Global 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (formerly JNL/Curian 25 Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund (25 Fund) is total return through a combination of capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (NYSE), on or about the last business day before each "Stock Selection Date." The 25 companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of or all of the companies in which the 25 Fund may invest may be small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the 25 Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-4.34%  14.23%  -11.69% 32.83%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
JNL/Mellon Capital Management 25 Fund (Class A)                       32.83%                1.39%
S&P MidCap 400/Barra Value Index                                      35.62%               12.03%
S&P 500 Index                                                         28.68%               -3.46%
------------------------------------------------------------- --------------------- -------------------

The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------

Management/Administrative Fee*                                                                   0.47%

------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------

12b-1 Service Fee**                                                                              0.20%

------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------

Other Expenses                                                                                   0.01%

------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------

Total Fund Annual Operating Expenses                                                             0.68%

------------------------------------------------------------------------------------- ----------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                             $69
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                           $218
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                           $379
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                          $847
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;

     o those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;

     o from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o the sub-adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 25 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the 25 Fund purchases and sells common stocks of the 25 selected companies according to the percentage relationship among the common stocks established at the Stock Selection Date.

To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  SELECT  SMALL-CAP  FUND  (formerly   JNL/Curian
Small-Cap Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund (Small-Cap Fund) is total return through capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq), on or about the last business day before each "Stock Selection Date." The Fund deems a small cap company to be one with a market capitalization between $250 million and $1.5 billion. These companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

     o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on a Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
22.21%  -3.90%  -17.68% 48.04%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------
JNL/Mellon Capital Management Select Small-Cap Fund (Class           48.04%                13.58%
A)
Russell 2000 Index                                                   47.29%                5.98%
------------------------------------------------------------- ---------------------- -------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------

Management/Administrative Fee*                                                                    0.47%

-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------

12b-1 Service Fee**                                                                               0.20%

-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------

Other Expenses                                                                                    0.01%

-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------

Total Fund Annual Operating Expenses                                                              0.68%

-------------------------------------------------------------------------------------- ---------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $69
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                            $218
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                            $379
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                           $847
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all U.S. registered corporations the common stocks of which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);


     o from those companies, the sub-adviser then selects only those companies which have a market capitalization of between $250 million and $1.5 billion and whose stocks have an average daily dollar trading volume of at least $2 million (these dollar limitations will be market adjusted );


     o from the remaining companies, the sub-adviser selects only the stocks of companies with positive three-year sales growth;

     o next, from the remaining companies, the sub-adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o the sub-adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o from the remaining list, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o the Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 40 common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, the Select Small-Cap Fund purchases and sells common stocks of the 40 selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NASDAQ(R) 15 Fund (NASDAQ 15 Fund) is total return.


PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on or about the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


The 15 common stocks held by the Fund are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in the securities determined by the strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the fund. The performance of the NASDAQ 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). If a Securities Related Company is selected by the strategy described above, the sub-adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the NASDAQ 15 Fund is not guaranteed. As with any mutual fund, the value of the NASDAQ 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the NASDAQ 15 Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The NASDAQ 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the NASDAQ 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The NASDAQ 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The NASDAQ 15 Fund's strategy of investing in 15 companies according to criteria determined on a Stock Selection Date prevents the NASDAQ 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the NASDAQ 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the NASDAQ 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- -------------------------
                                                                                                CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                              0.52%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
12b-1 Service Fee                                                                          0.20%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Other Expenses *                                                                           0.05%
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Total Fund Annual Operating Expenses                                                       0.77%
--------------------------------------------------------------------------------------- -------------------------

* Other Expenses include the costs associated with a .04% license fee paid to NASDAQ and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  ----------------------------------------------------------------------------------- -------------------------
  EXPENSE EXAMPLE                                                                             CLASS A
  ----------------------------------------------------------------------------------- -------------------------
  ----------------------------------------------------------------------------------- -------------------------
  1 Year                                                                                         $ 79
  ----------------------------------------------------------------------------------- -------------------------
  ----------------------------------------------------------------------------------- -------------------------
  3 Years                                                                                        $246
  ----------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the NASDAQ 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Value Line(R) 25 Fund (Value Line 25 Fund) is to provide capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by Mellon Capital Management based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on or about the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in the securities determined by the strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the fund. The performance of the Value Line 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                            0.52%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Service Fee                                                                        0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses *                                                                         0.16%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Fund Annual Operating Expenses                                                     0.88%
------------------------------------------------------------------------------------ -----------------------------

* Other Expenses include the costs associated with a .15% license fee paid to Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  ---------------------------------------------------------------------------------- --------------------------
  EXPENSE EXAMPLE                                                                             CLASS A
  ---------------------------------------------------------------------------------- --------------------------
  ---------------------------------------------------------------------------------- --------------------------
  1 Year                                                                                         $90
  ---------------------------------------------------------------------------------- --------------------------
  ---------------------------------------------------------------------------------- --------------------------
  3 Years                                                                                       $281
  ---------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.


The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.52%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Service Fee                                                                               0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses*                                                                                 0.01%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Fund Annual Operating Expenses                                                            0.73%
------------------------------------------------------------------------------------ -----------------------------

* Other Expenses include the costs associated with license fees paid to Dow
Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  ------------------------------------------------------------------------------------- ------------------------
  EXPENSE EXAMPLE                                                                               CLASS A
  ------------------------------------------------------------------------------------- ------------------------
  ------------------------------------------------------------------------------------- ------------------------
  1 Year                                                                                           $75
  ------------------------------------------------------------------------------------- ------------------------
  ------------------------------------------------------------------------------------- ------------------------
  3 Years                                                                                         $233
  ------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy;

     o    The European 20 Strategy;

     o    The NASDAQ(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Select Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.


The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.


Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o The sub-adviser then selects companies which have a market capitalization of between $250 million and $1.5 billion and whose stock has an average daily dollar trading volume of at least $2 million (these dollar limitations will be market adjusted);

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Service Fee                                                                                  0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses*                                                                                    0.05%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Fund Annual Operating Expenses                                                               0.77%
--------------------------------------------------------------------------------------- --------------------------

* Other Expenses include the costs associated with license fees paid to Dow
Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested
Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                            $79
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                          $246
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND (formerly JNL/Curian Communications Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund (Communications Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Communications Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Telecommunications Index of at least 0.95 before deduction of the Communications Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Communications Sector Fund and Dow Jones US Telecommunications Index performance. Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.


The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Telecommunications Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US
          Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above.
          Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-26.97% -47.46% -45.60% 33.02%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------
JNL/Mellon Capital Management Communications Sector Fund              33.02%               -17.60%
(Class A)
Dow Jones US Telecommunications Index                                  3.55%               -21.33%
AMEX North American Telecommunications Index                          30.03%               -13.59%
------------------------------------------------------------- ---------------------- -------------------


The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The AMEX North American Telecommunications Index is an equal-dollar weighted index of 16 U.S., Mexican and Canadian companies that are involved in telecommunications-related services or manufacturing.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

Management/Administrative Fee*                                                                   0.52%

------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

12b-1 Service Fee**                                                                              0.20%

------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

Other Expenses                                                                                   0.01%

------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

Total Fund Annual Operating Expenses                                                             0.73%

------------------------------------------------------------------------------------- ---------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                               CLASS A
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                           $75
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                         $233
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                         $406
---------------------------------------------------------------------------------- ------------------------------
---------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                        $906
---------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Communications Sector Fund may also invest to some degree in money market instruments.

The performance of the Communications Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND (formerly JNL/Curian Consumer Brands Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund (Consumer Brands Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Consumer Brands Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Consumer Services Index of at least 0.95 before deduction of the Consumer Brands Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Consumer Brands Sector Fund and Dow Jones US Consumer Services Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.


The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.


The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.


PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.


     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
7.96%   -8.63%  -5.94%  20.88%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 12.57% (2nd quarter of 2003) and its lowest quarterly return was -15.22% (1st quarter of
2001).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


------------------------------------------------------------- --------------------- --------------------

                                                                     1 YEAR            LIFE OF FUND*

------------------------------------------------------------- --------------------- --------------------

JNL/Mellon Capital Management Consumer Brands Sector Fund            20.88%                1.54%
(Class A)
Dow Jones US Consumer Services Index                                 32.83%               -2.88%
Morgan Stanley Consumer Index                                        13.33%                1.24%

------------------------------------------------------------- --------------------- --------------------


The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

The Morgan Stanley Consumer Index is an equally-weighted index of 30 U.S. common stocks designed to measure performance of consumer-oriented, stable growth industries through changes in the average return of the component stocks.

*The Fund began operations on July 6, 1999.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM
YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS     NOT APPLICABLE
         DEFERRED SALES LOAD                                    NOT APPLICABLE
         REDEMPTION FEE                                         NOT APPLICABLE
         EXCHANGE FEE                                           NOT APPLICABLE

------------------------------------------------------------- --------------------- -------------------- --------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------- --------------------- -------------------- --------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                    0.52%

----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee**                                                                               0.20%

----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                    0.02%

----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                              0.74%

----------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $76
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $237
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $411
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $918
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND (formerly JNL/Curian Energy Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Energy Sector Fund (Energy Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Energy Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Energy Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Energy Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones US Oil & Gas Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Energy Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Oil & Gas Index of at least 0.95 before deduction of the Energy Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Energy Sector Fund and Dow Jones US Oil & Gas Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.


The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.


The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE ENERGY SECTOR FUND. An investment in the Energy Sector Fund is not guaranteed. As with any mutual fund, the value of the Energy Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Energy Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Energy Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Energy Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Energy Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Energy Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Energy Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Energy Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.


     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Energy Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Energy Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Energy Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Energy Sector Fund and index performance may be affected by the Energy Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Energy Sector Fund's portfolio, the timing of purchases and redemptions of the Energy Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Energy Sector Fund has expenses and other investment considerations that an index does not, the Energy Sector Fund's performance may be lower than that of the index.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
45.18%  -25.49% -3.51%  31.81%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 19.57% (1st quarter of 2000) and its lowest quarterly return was -23.51% (3rd quarter of
2001).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


------------------------------------------------------------- --------------------- -------------------

                                                                     1 YEAR           LIFE OF FUND*

------------------------------------------------------------- --------------------- -------------------

JNL/Mellon Capital Management Energy Sector Fund (Class A)    31.81%                8.00%
Dow Jones US Oil & Gas Index                                  22.86%                2.02%
AMEX Deutsche Bank Energy Index                               27.61%                10.44%

------------------------------------------------------------- --------------------- -------------------


The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers and natural gas producers.

* The Fund began operations on July 6, 1999.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM
YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS     NOT APPLICABLE
         DEFERRED SALES LOAD                                    NOT APPLICABLE
         REDEMPTION FEE                                         NOT APPLICABLE
         EXCHANGE FEE                                           NOT APPLICABLE

------------------------------------------------------------- --------------------- ------------------- ---------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------- --------------------- ------------------- ---------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

Management/Administrative Fee*                                                                   0.52%

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

12b-1 Service Fee**                                                                              0.20%

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

Other Expenses                                                                                   0.02%

-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------

Total Fund Annual Operating Expenses                                                             0.74%

-------------------------------------------------------------------------------------- --------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $76
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $237
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $411
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $918
----------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Energy Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Energy Sector Fund may also invest to some degree in money market instruments.

The performance of the Energy Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Energy Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT   FINANCIAL  SECTOR  FUND  (formerly  JNL/Curian
Financial Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund (Financial Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Financial Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Financial Index of at least 0.95 before deduction of the Financial Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Financial Sector Fund and Dow Jones US Financial Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.


The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the Investment Act of 1940, as amended, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
27.31%  -11.56% -14.06% 33.30%
                                                    [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
JNL/Mellon Capital Management Financial Sector Fund (Class            33.30%                3.30%
A)
Dow Jones US Financial Index                                          28.76%                2.59%
S&P Financials Index                                                  31.03%                2.53%
------------------------------------------------------------- --------------------- --------------------


The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The S&P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard &
Poor's 500 Index.

* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                    0.52%

----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee**                                                                               0.20%

----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                    0.01%

----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                              0.73%

----------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                             $75
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $233
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $406
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $906
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND (formerly JNL/Curian Pharmaceutical/Healthcare Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (Pharmaceutical/Healthcare Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Pharmaceutical/Healthcare Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Pharmaceutical/Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Pharmaceutical/Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Pharmaceutical/Healthcare Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Healthcare Index of at least 0.95 before deduction of the Pharmaceutical/Healthcare Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Pharmaceutical/Healthcare Sector Fund and Dow Jones US Healthcare Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.


The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE PHARMACEUTICAL/HEALTHCARE SECTOR FUND. An investment in the Pharmaceutical/Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Pharmaceutical/Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Pharmaceutical/Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Pharmaceutical/Healthcare Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Pharmaceutical/Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Pharmaceutical/Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Pharmaceutical/Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Pharmaceutical/Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Pharmaceutical/ Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Pharmaceutical/Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Pharmaceutical/Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Pharmaceutical/Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Pharmaceutical/Healthcare Sector Fund and index performance may be affected by the Pharmaceutical/Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Pharmaceutical/Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the
          Pharmaceutical/Healthcare Sector Fund's shares. Because the Pharmaceutical/Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Pharmaceutical/Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
39.63%  -6.84%  -30.62% 28.33%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

-------------------------------------------------------------- --------------------- -------------------
                                                                      1 YEAR           LIFE OF FUND*
-------------------------------------------------------------- --------------------- -------------------
JNL/Mellon Capital Management Pharmaceutical/Healthcare               28.33%               2.72%
Sector Fund (Class A)
Dow Jones US Healthcare Index                                         17.77%               0.48%
Morgan Stanley Health Care Product Index                              34.52%               9.79%
-------------------------------------------------------------- --------------------- -------------------


The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The Morgan Stanley Health Care Product Index is an equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -----------------------
                                                                                                CLASS A
---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                   0.52%

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee**                                                                              0.20%

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                   0.02%

---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                             0.74%

---------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $76
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                           $237
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                           $411
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                          $918
--------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Pharmaceutical/Healthcare Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Pharmaceutical/Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Pharmaceutical/Healthcare Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Pharmaceutical/Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND (formerly JNL/Curian Technology Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Technology Sector Fund (Technology Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Technology Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Technology Index of at least 0.95 before deduction of the Technology Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and Dow Jones US Technology Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the fund.


The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-20.86% -44.83% -37.20% 45.26%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
JNL/Mellon Capital Management Technology Sector Fund (Class           45.26%              -10.32%
A)
Dow Jones US Technology Index                                         50.38%              -10.97%
Morgan Stanley High Tech Index                                        65.97%               -4.47%
------------------------------------------------------------- --------------------- -------------------


The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

Management/Administrative Fee*                                                                      0.52%

------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

12b-1 Service Fee**                                                                                 0.20%

------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

Other Expenses                                                                                      0.01%

------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

Total Fund Annual Operating Expenses                                                                0.73%

------------------------------------------------------------------------------------------ -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $75
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $233
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $406
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $906
---------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS.

THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND AND THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE (R) 25 FUND ("JNL/MCM FUNDS"). It is generally not possible for the sub-adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the sub-adviser generally attempts to maintain, to the extent practicable, a minimum cash position at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The sub-adviser attempts to replicate the percentage relationship (determined based on the number of shares of each stock, not the stocks' prices or values) of the stocks selected at the prior Stock Selection Date when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the percentage relationships of the number of shares of each stock owned immediately after the Stock Selection Date seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the number of shares of each of the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission (SEC) from this limitation so that The Dow 10, The S&P 10 and the Global 15 Funds may invest up to approximately 10.5% (for The Dow 10 Fund and The S&P 10 Fund) and 7.17% (for the Global 15 Fund) of the respective Fund's total assets in the stock of Securities Related Companies. The 10.5% and 7.17% respective standards are applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The sub-adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

As of the January 2005 Stock Selection Date, the following will no longer apply. In selecting the securities to be purchased by each of the JNL/MCM Funds, the sub-adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE REGULATED INVESTMENT COMPANY Funds. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.

DERIVATIVES - REGULATED INVESTMENT COMPANY FUNDS ONLY. The sub-adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds (ETFs), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a fund decides to redeem its ETF shares rather than selling them on a secondary market, the fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

For the Funds that invest in stocks of foreign companies, the sub-adviser may enter into forward contracts to manage the Funds' exposure to changes in foreign currencies associated with the purchase or sale of such stocks. This strategy seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the underlying value of the hedged security. In addition, this strategy may reduce or eliminate the opportunity to profit from increases in the value of the currency in which a Fund's investment is denominated and may adversely impact a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's sub-adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the sub-adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.


THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Energy Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM (JNAM L.L.C.(R) or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC, which served as an investment adviser to the JNL Variable Fund until January 31, 2001, when it transferred its duties as investment adviser to the Adviser.

The Adviser has selected Mellon Capital Management Corporation as sub-adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of each Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

INVESTMENT SUB-ADVISER

Mellon Capital Management Corporation ("Mellon Capital"), a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the sub-adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring  the   performance   of   sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Managers   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to the Administrator an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of the Fund. The JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, the Administrator is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The prospectus offers one class of shares. The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAMSM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

On September 25, 2003, the Board of Managers of JNL Variable Fund, including all of the "disinterested" Managers (within the meaning of the Investment Company Act of 1940, as amended), approved a Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. At the September 25, 2003 meeting, the Board also approved a Distribution Agreement with JNLD appointing JNLD as the principal underwriter for the Funds and reflecting the terms of the Plan. Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of JNL, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts (Contracts). An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities of the JNL/Mellon Capital Management Global 15 Fund if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY


Excessive round trip purchase and redemption transactions may interfere with the effective management of a Fund and raise a Fund's brokerage and administrative costs. The Funds have not adopted policies limiting frequent purchase and redemption of Fund shares because (i) Fund shares may only be purchased by separate accounts of JNL and an affiliated insurance company, by those insurance companies themselves, and by a qualified plan for JNL and its affiliates, which have adopted their own policies and procedures with respect to excessive share transactions and market timing and (ii) the Fund only receives orders on an omnibus basis, so that it cannot identify individual investor activity. The relevant policies and procedures of the separate accounts are set forth in the prospectuses for their variable annuity and life insurance products. However, the Funds have adopted a policy of "fair value" pricing to discourage investors in the Funds from engaging in market timing or other excessive trading strategies. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" at page 65 above. In addition, if JNAMSM identifies possibly questionable trading activity, it will communicate this to the service center for the relevant insurance company or qualified plan for further investigation and action, if appropriate.


                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/MCM Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/MCM Funds are JNL separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/MCM Fund is treated by JNL as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of JNL.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                        HYPOTHETICAL PERFORMANCE DATA FOR
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.

                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS


                                    Select                Global                NASDAQ(R)
              25 Fund    Dow 10    Small-Cap   S&P 10       15         JNL 5        15
             Strategy   Strategy   Strategy   Strategy   Strategy    Strategy   Strategy

1984           2.15       6.47       5.25       8.60       18.03       8.10           -
1985          43.69      30.49      35.38      51.65       45.53      41.35           -
1986          29.18      35.58      10.16      34.55       37.86      29.47        9.08
1987          17.84      20.20      -1.78       4.20       40.42      16.18       19.51
1988          36.77      26.55      26.79      20.36       23.29      26.75        8.66
1989          22.20      27.07      24.13      45.86       15.42      26.94       45.55
1990          -6.20      -7.77     -10.66       3.81       -0.43      -4.25       -5.78
1991          41.45      35.42      52.96      18.09       37.67      37.12       89.70
1992          15.50       9.02      13.27      22.69       22.66      16.63        5.35
1993          17.60      28.48      19.06      33.08       50.87      29.82       32.10
1994           2.24       3.81      -2.31       5.30       -5.69       0.67        1.75
1995          33.55      36.57      47.09      28.41       25.47      34.22       61.51
1996          17.10      28.49      20.41      28.74       28.12      24.57       27.74
1997          33.87      21.91      21.39      36.03       17.53      26.15       34.92
1998          11.01      10.70      14.60      50.41        6.61      18.67      106.04
1999           2.52       3.67      23.41      17.43       14.18      12.24      103.33
2000           2.60       6.11      30.09     -19.00       12.27       6.41      -19.84
2001           8.88      -4.79       4.43     -17.31       -6.88      -3.13      -33.19
2002          -9.65      -8.92     -10.01     -16.77       -6.78     -10.43      -26.52
2003          43.40      28.69      45.42      22.27       25.67      33.09       33.25

20 Year
Annualized
Return        17.16      15.93      17.13      17.00       18.90      17.59      21.21*





                Value                            Russell
              Line(R) 25      VIP      S&P 500    2000       DJIA       FT30    Hang Seng
               Strategy     Strategy    Index    Index      Index       Index     Index

1984                 -          -       6.03      -7.28       1.00       2.72      45.72
1985                 -          -      31.58      31.07      33.57      55.20      51.02
1986             27.23      26.58      18.31       5.96      26.37      24.29      51.26
1987             15.98      17.33       5.11      -8.25       5.48      37.49      -8.08
1988              7.56      15.77      16.65      25.04      16.43       6.89      21.80
1989             43.53      34.49      31.54      15.77      31.87      22.74      10.21
1990              7.12      -1.55      -3.16     -19.75      -0.81      10.21      11.72
1991             65.38      51.16      30.56      46.00      24.48      15.17      48.03
1992              6.47       3.15       7.72      18.47       7.36      -2.01      32.40
1993             12.81      21.93      10.01      18.98      16.89      19.27     121.82
1994              3.67       2.76       1.30      -1.88       4.97       1.60     -29.08
1995             44.58      46.98      37.50      28.34      36.89      17.98      27.21
1996             45.45      29.16      23.11      16.46      29.10      20.02      37.71
1997             40.79      29.84      33.29      22.28      24.80      16.64     -17.78
1998             93.85      54.12      28.70      -2.53      18.20      12.58      -2.28
1999            101.92      52.50      21.07      21.17      26.92      14.61      74.11
2000            -18.90       1.67      -9.18      -2.87      -4.83     -16.66      -8.89
2001              0.89      -8.12     -11.91       2.49      -5.50     -23.64     -22.62
2002            -19.51     -11.96     -22.10     -20.44     -14.79     -29.23     -15.65
2003             44.37      33.01      28.72      47.29      28.32      26.44      39.28


20 Year
Annualized
Return          24.98*     20.38*      12.94      10.20      14.35       9.84      18.28

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the JNL 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.

*These numbers reflect an 18 year Annualized Return.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in interests of the Funds. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97
-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73
-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
     6/30/2004                $9.96            $(0.24)           $0.85           $0.61          $10.57
    12/31/2003                 7.48             (0.22)            2.70            2.48           9.96
    12/31/2002                 8.68             (0.39)           (0.81)          (1.20)          7.48
    12/31/2001                 8.74              0.09            (0.15)          (0.06)          8.68
    12/31/2000                 8.99              0.22            (0.47)          (0.25)          8.74
 07/02(a)-12/31/99            10.00              0.11            (1.12)          (1.01)          8.99

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
     6/30/2004                10.64             (0.01)            1.11            1.10          11.74
    12/31/2003                 8.01              0.12             2.51            2.63          10.64
    12/31/2002                 9.07             (0.10)           (0.96)          (1.06)          8.01
    12/31/2001                 7.94              0.02             1.11            1.13           9.07
    12/31/2000                 8.30              0.13            (0.49)          (0.36)          7.94
 07/02(a)-12/31/99            10.00              0.08            (1.78)          (1.70)          8.30

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
     6/30/2004                17.72             (0.03)            0.01           (0.02)         17.70
    12/31/2003                11.97             (0.05)            5.80            5.75          17.72
    12/31/2002                14.54              0.11            (2.68)          (2.57)         11.97
    12/31/2001                15.13              0.01            (0.60)          (0.59)         14.54
    12/31/2000                12.38             (0.04)            2.79            2.75          15.13
 07/02(a)-12/31/99            10.00             (0.02)            2.40            2.38          12.38

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
     6/30/2004                  6.12 %          $242,842            20.9%             0.74%          3.44%
    12/31/2003                   33.16           141,388             28.9              0.86           3.44
    12/31/2002                  (13.82)           30,501             20.4              0.88           3.59
    12/31/2001                   (0.69)            8,075             45.5              0.90           3.55
    12/31/2000                   (2.78)            5,037             93.4              0.90           4.32
 07/02(a)-12/31/99              (10.10)            2,034             80.5              0.90           3.44

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
     6/30/2004                   10.34           272,838             55.6              0.69           1.64
    12/31/2003                   32.83           164,658             33.3              0.81           4.11
    12/31/2002                  (11.69)           37,479             35.6              0.82           2.05
    12/31/2001                   14.23             8,403             49.0              0.85           2.34
    12/31/2000                   (4.34)            3,569             85.0              0.85           2.71
 07/02(a)-12/31/99              (17.00)            1,858             66.3              0.85           2.48

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
     6/30/2004                   (0.11)          245,266             82.7              0.69          (0.43)
    12/31/2003                   48.04           170,156             38.6              0.81          (0.12)
    12/31/2002                  (17.68)           38,583             62.7              0.83           1.02
    12/31/2001                   (3.90)           14,442             78.7              0.85          (0.25)
    12/31/2000                   22.21             7,729            116.4              0.85          (0.47)
 07/02(a)-12/31/99               23.80             2,100            102.5              0.85          (0.39)

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
     6/30/2004                10.11              0.02            (0.37)          (0.35)           9.76
    12/31/2003                 8.04              0.03             2.04            2.07           10.11
    12/31/2002                 8.92              0.01            (0.89)          (0.88)           8.04
    12/31/2001                 9.18              0.07            (0.33)          (0.26)           8.92
    12/31/2000                 8.73              0.13             0.32            0.45            9.18
 07/02(a)-12/31/99            10.00              0.05            (1.32)          (1.27)           8.73

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
     6/30/2004                 9.17                 -             0.25            0.25            9.42
    12/31/2003                 7.71              0.02             1.44            1.46            9.17
    12/31/2002                 9.41                 -            (1.70)          (1.70)           7.71
    12/31/2001                11.97              0.04            (2.60)          (2.56)           9.41
    12/31/2000                11.06             (0.03)            0.94            0.91           11.97
 07/02(a)-12/31/99            10.00              0.01             1.05            1.06           11.06

-------------------------------------------------------------------------------------------------------






                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
     6/30/2004                  (3.46)          323,761             31.5              0.68           3.07
    12/31/2003                  25.75           229,090             24.7              0.81           3.10
    12/31/2002                  (9.87)           80,821             21.7              0.83           2.92
    12/31/2001                  (2.83)           36,882             38.5              0.85           2.34
    12/31/2000                   5.15            21,051             47.1              0.85           2.62
 07/02(a)-12/31/99             (12.70)            7,786             23.3              0.85           2.53

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
     6/30/2004                   2.73           246,999             77.1              0.69           0.32
    12/31/2003                  18.94           155,143             49.2              0.81           0.69
    12/31/2002                 (18.07)           41,209             68.6              0.83           0.29
    12/31/2001                 (21.39)           20,187             66.8              0.85           0.41
    12/31/2000                   8.23            18,964             91.3              0.85          (0.27)
 07/02(a)-12/31/99              10.60             9,192             27.9              0.85           0.16

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.



                                   PROSPECTUS


                 May 1, 2004, as supplemented, December 22, 2004


                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2004, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section in Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


                                                         File No.:  811-09121

                                   PROSPECTUS


                 May 1, 2004, as supplemented December 22, 2004


                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC (JNL Variable Fund). JNL Variable Fund offers interests in separate Funds, which is comprised of the Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

        JNL/Mellon Capital Management JNL 5 Fund
        JNL/Mellon Capital Management VIP Fund
        JNL/Mellon Capital Management Communications Sector Fund
        JNL/Mellon Capital Management Consumer Brands Sector Fund
        JNL/Mellon Capital Management Energy Sector Fund
        JNL/Mellon Capital Management Financial Sector Fund
        JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund

EACH FUND OFFERS TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o    THE RESULTS TO BE OBTAINED BY THE  JNL/MELLON  CAPITAL  MANAGEMENT THE
          DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on thE Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold oR promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.



                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         JNL/Mellon Capital Management JNL 5 Fund.................................................................5

         JNL/Mellon Capital Management VIP Fund..................................................................10

         JNL/Mellon Capital Management Communications Sector Fund................................................20

         JNL/Mellon Capital Management Consumer Brands Sector Fund...............................................24

         JNL/Mellon Capital Management Energy Sector Fund........................................................28

         JNL/Mellon Capital Management Financial Sector Fund.....................................................32

         JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund.....................................36

         JNL/Mellon Capital Management Technology Sector Fund....................................................40

         More About the Investment Objectives and Risks of All Funds.............................................44

Management of the JNL Variable Fund..............................................................................47

         Investment Adviser......................................................................................47

         Investment Sub-Adviser..................................................................................47

Administrative Fee...............................................................................................48

Classes of Shares................................................................................................48

Rule 12b-1 Plan..................................................................................................49

Investment in Fund Interests.....................................................................................49

Market Timing Policy.............................................................................................50

Redemption of Fund Interests.....................................................................................50

Tax Status.......................................................................................................51

         General.................................................................................................51

         Contract Owners.........................................................................................51

         Internal Revenue Service Diversification Requirements...................................................51

Hypothetical Performance Data for the JNL/Mellon Capital Management Strategies...................................55

Financial Highlights.............................................................................................52



                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described in the JNLNY Variable Fund Prospectus.


The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                   0.52%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Service Fee                                                                               0.20%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses*                                                                                 0.01%
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Fund Annual Operating Expenses                                                            0.73%
------------------------------------------------------------------------------------ -----------------------------

* Other Expenses include the costs associated with license fees paid to Dow
Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  ----------------------------------------------------------------------------------- -----------------------------
  EXPENSE EXAMPLE                                                                               CLASS A
  ----------------------------------------------------------------------------------- -----------------------------
  ----------------------------------------------------------------------------------- -----------------------------
  1 Year                                                                                            $75
  ----------------------------------------------------------------------------------- -----------------------------
  ----------------------------------------------------------------------------------- -----------------------------
  3 Years                                                                                          $233
  ----------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSM Core 5 Strategy;

     o    The European 20 Strategy;

     o    The NASDAQ(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Select Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.


The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.


Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o The sub-adviser then selects companies which have a market capitalization of between $250 million and $1.5 billion and whose stock has an average daily dollar trading volume of at least $2 million (these dollar limitations will be market adjusted);

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.52%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                    0.20%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                      0.05%
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                 0.77%
------------------------------------------------------------------------------------------- ----------------------

* Other Expenses include the costs associated with license fees paid to Dow
Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested
Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                 $79
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                               $246
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND (formerly JNL/Curian Communications Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund (Communications Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Communications Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Telecommunications Index of at least 0.95 before deduction of the Communications Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Communications Sector Fund and Dow Jones US Telecommunications Index performance. Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.


The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Telecommunications Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US
          Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above.
          Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-26.97% -47.46% -45.60% 33.02%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------
JNL/Mellon Capital Management Communications Sector Fund              33.02%               -17.60%
(Class A)
Dow Jones US Telecommunications Index                                  3.55%               -21.33%
AMEX North American Telecommunications Index                          30.03%               -13.59%
------------------------------------------------------------- ---------------------- -------------------


The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The AMEX North American Telecommunications Index is an equal-dollar weighted index of 16 U.S., Mexican and Canadian companies that are involved in telecommunications-related services or manufacturing.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

Management/Administrative Fee*                                                                   0.52%

------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

12b-1 Service Fee**                                                                              0.20%

------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

Other Expenses                                                                                   0.01%

------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------

Total Fund Annual Operating Expenses                                                             0.73%

------------------------------------------------------------------------------------- ---------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                            $75
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                          $233
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                          $406
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                         $906
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Communications Sector Fund may also invest to some degree in money market instruments.

The performance of the Communications Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND (formerly JNL/Curian Consumer Brands Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund (Consumer Brands Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Consumer Brands Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Consumer Services Index of at least 0.95 before deduction of the Consumer Brands Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Consumer Brands Sector Fund and Dow Jones US Consumer Services Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.


The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.


The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.


PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.


     o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
7.96%   -8.63%  -5.94%  20.88%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 12.57% (2nd quarter of 2003) and its lowest quarterly return was -15.22% (1st quarter of
2001).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


------------------------------------------------------------- --------------------- --------------------

                                                                     1 YEAR            LIFE OF FUND*

------------------------------------------------------------- --------------------- --------------------

JNL/Mellon Capital Management Consumer Brands Sector Fund            20.88%                1.54%
(Class A)
Dow Jones US Consumer Services Index                                 32.83%               -2.88%
Morgan Stanley Consumer Index                                        13.33%                1.24%

------------------------------------------------------------- --------------------- --------------------


The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones
U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification
Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

The Morgan Stanley Consumer Index is an equally-weighted index of 30 U.S. common stocks designed to measure performance of consumer-oriented, stable growth industries through changes in the average return of the component stocks.

*The Fund began operations on July 6, 1999.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS     NOT APPLICABLE
         DEFERRED SALES LOAD                                    NOT APPLICABLE
         REDEMPTION FEE                                         NOT APPLICABLE
         EXCHANGE FEE                                           NOT APPLICABLE

------------------------------------------------------------- --------------------- -------------------- ----------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------- --------------------- -------------------- ----------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                      0.52%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee**                                                                                 0.20%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                      0.02%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                                0.74%

------------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------ ----------------------
EXPENSE EXAMPLE                                                                                   CLASS A
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
1 Year                                                                                               $76
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
3 Years                                                                                             $237
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
5 Years                                                                                             $411
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
10 Years                                                                                            $918
------------------------------------------------------------------------------------------ ----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND (formerly JNL/Curian Energy Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Energy Sector Fund (Energy Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Energy Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Energy Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Energy Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones US Oil & Gas Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Energy Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Oil & Gas Index of at least 0.95 before deduction of the Energy Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Energy Sector Fund and Dow Jones US Oil & Gas Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.


The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.


The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE ENERGY SECTOR FUND. An investment in the Energy Sector Fund is not guaranteed. As with any mutual fund, the value of the Energy Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Energy Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Energy Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Energy Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Energy Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Energy Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Energy Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Energy Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.


     o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Energy Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Energy Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Energy Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Energy Sector Fund and index performance may be affected by the Energy Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Energy Sector Fund's portfolio, the timing of purchases and redemptions of the Energy Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Energy Sector Fund has expenses and other investment considerations that an index does not, the Energy Sector Fund's performance may be lower than that of the index.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
45.18%  -25.49% -3.51%  31.81%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 19.57% (1st quarter of 2000) and its lowest quarterly return was -23.51% (3rd quarter of
2001).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


------------------------------------------------------------- --------------------- -------------------

                                                                     1 YEAR           LIFE OF FUND*

------------------------------------------------------------- --------------------- -------------------

JNL/Mellon Capital Management Energy Sector Fund (Class A)    31.81%                8.00%
Dow Jones US Oil & Gas Index                                  22.86%                2.02%
AMEX Deutsche Bank Energy Index                               27.61%                10.44%

------------------------------------------------------------- --------------------- -------------------


The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Oil
& Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers and natural gas producers.

* The Fund began operations on July 6, 1999.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM
YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS     NOT APPLICABLE
         DEFERRED SALES LOAD                                    NOT APPLICABLE
         REDEMPTION FEE                                         NOT APPLICABLE
         EXCHANGE FEE                                           NOT APPLICABLE

------------------------------------------------------------- --------------------- ------------------- ----------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------- --------------------- ------------------- ----------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------

Management/Administrative Fee*                                                                    0.52%

--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------

12b-1 Service Fee**                                                                               0.20%

--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------

Other Expenses                                                                                    0.02%

--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------

Total Fund Annual Operating Expenses                                                              0.74%

--------------------------------------------------------------------------------------- --------------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                             $76
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years2                                                                                          $237
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $411
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years014                                                                                       $918
-------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Energy Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Energy Sector Fund may also invest to some degree in money market instruments.

The performance of the Energy Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Energy Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT   FINANCIAL  SECTOR  FUND  (formerly  JNL/Curian
Financial Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund (Financial Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Financial Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Financial Index of at least 0.95 before deduction of the Financial Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Financial Sector Fund and Dow Jones US Financial Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.


The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the Investment Act of 1940, as amended, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
27.31%  -11.56% -14.06% 33.30%
                                                    [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
JNL/Mellon Capital Management Financial Sector Fund (Class            33.30%                3.30%
A)
Dow Jones US Financial Index                                          28.76%                2.59%
S&P Financials Index                                                  31.03%                2.53%
------------------------------------------------------------- --------------------- --------------------


The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The S&P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard &
Poor's 500 Index.

* The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

Management/Administrative Fee*                                                                     0.52%

------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

12b-1 Service Fee**                                                                                0.20%

------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

Other Expenses                                                                                     0.01%

------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------

Total Fund Annual Operating Expenses                                                               0.73%

------------------------------------------------------------------------------------------ -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $75
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $233
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $406
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $906
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND (formerly JNL/Curian Pharmaceutical/Healthcare Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (Pharmaceutical/Healthcare Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Pharmaceutical/Healthcare Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Pharmaceutical/Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Pharmaceutical/Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Pharmaceutical/Healthcare Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Healthcare Index of at least 0.95 before deduction of the Pharmaceutical/Healthcare Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Pharmaceutical/Healthcare Sector Fund and Dow Jones US Healthcare Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.


The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE PHARMACEUTICAL/HEALTHCARE SECTOR FUND. An investment in the Pharmaceutical/Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Pharmaceutical/Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Pharmaceutical/Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Pharmaceutical/Healthcare Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Pharmaceutical/Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Pharmaceutical/Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Pharmaceutical/Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Pharmaceutical/Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Pharmaceutical/ Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Pharmaceutical/Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Pharmaceutical/Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Pharmaceutical/Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Pharmaceutical/Healthcare Sector Fund and index performance may be affected by the Pharmaceutical/Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Pharmaceutical/Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the
          Pharmaceutical/Healthcare Sector Fund's shares. Because the Pharmaceutical/Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Pharmaceutical/Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
39.63%  -6.84%  -30.62% 28.33%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

-------------------------------------------------------------- --------------------- -------------------
                                                                      1 YEAR           LIFE OF FUND*
-------------------------------------------------------------- --------------------- -------------------
JNL/Mellon Capital Management Pharmaceutical/Healthcare               28.33%               2.72%
Sector Fund (Class A)
Dow Jones US Healthcare Index                                         17.77%               0.48%
Morgan Stanley Health Care Product Index                              34.52%               9.79%
-------------------------------------------------------------- --------------------- -------------------


The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The Morgan Stanley Health Care Product Index is an equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                      0.52%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee**                                                                                 0.20%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                      0.02%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                                0.74%

------------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $76
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $237
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $411
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $918
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Pharmaceutical/Healthcare Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Pharmaceutical/Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Pharmaceutical/Healthcare Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Pharmaceutical/Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND (formerly JNL/Curian Technology Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Technology Sector Fund (Technology Sector Fund) is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Technology Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Technology Index of at least 0.95 before deduction of the Technology Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and Dow Jones US Technology Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the fund.


The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-20.86% -44.83% -37.20% 45.26%
                                [OBJECT OMITTED]
2000    2001    2002    2003

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
JNL/Mellon Capital Management Technology Sector Fund (Class           45.26%              -10.32%
A)
Dow Jones US Technology Index                                         50.38%              -10.97%
Morgan Stanley High Tech Index                                        65.97%               -4.47%
------------------------------------------------------------- --------------------- -------------------


The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S.
Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


The Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors.

*The Fund began operations on July 6, 1999.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                                       0.52%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee**                                                                                  0.20%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                                       0.01%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                                 0.73%

------------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class
A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------ ------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------------ ------------------------
1 Year                                                                                                $75
------------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------------ ------------------------
3 Years                                                                                              $233
------------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------------ ------------------------
5 Years                                                                                              $406
------------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------------ ------------------------
10 Years                                                                                             $906
------------------------------------------------------------------------------------------ ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

TEMPORARY DEFENSIVE STRATEGY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS.

DERIVATIVES. The sub-adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds (ETFs), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a fund decides to redeem its ETF shares rather than selling them on a secondary market, the fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

For the Funds that invest in stocks of foreign companies, the sub-adviser may enter into forward contracts to manage the Funds' exposure to changes in foreign currencies associated with the purchase or sale of such stocks. This strategy seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the underlying value of the hedged security. In addition, this strategy may reduce or eliminate the opportunity to profit from increases in the value of the currency in which a Fund's investment is denominated and may adversely impact a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's sub-adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the sub-adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.


THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Energy Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM (JNAM L.L.C.(R) or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC, which served as an investment adviser to the JNL Variable Fund until January 31, 2001, when it transferred its duties as investment adviser to the Adviser.

The Adviser has selected Mellon Capital Management Corporation as sub-adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of each Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

INVESTMENT SUB-ADVISER

Mellon Capital Management Corporation ("Mellon Capital"), a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the sub-adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring the performance of sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Managers   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to the Administrator an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of the Fund. The JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, the Administrator is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The prospectus offers one class of shares. The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAMSM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN

On September 25, 2003, the Board of Managers of JNL Variable Fund, including all of the "disinterested" Managers (within the meaning of the Investment Company Act of 1940, as amended), approved a Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. At the September 25, 2003 meeting, the Board also approved a Distribution Agreement with JNLD appointing JNLD as the principal underwriter for the Funds and reflecting the terms of the Plan. Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of JNL, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts (Contracts). An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY

Excessive round trip purchase and redemption transactions may interfere with the effective management of a Fund and raise a Fund's brokerage and administrative costs. The Funds have not adopted policies limiting frequent purchase and redemption of Fund shares because (i) Fund shares may only be purchased by separate accounts of JNL and an affiliated insurance company, by those insurance companies themselves, and by a qualified plan for JNL and its affiliates, which have adopted their own policies and procedures with respect to excessive share transactions and market timing and (ii) the Fund only receives orders on an omnibus basis, so that it cannot identify individual investor activity. The relevant policies and procedures of the separate accounts are set forth in the prospectuses for their variable annuity and life insurance products. However, the Funds have adopted a policy of "fair value" pricing to discourage investors in the Funds from engaging in market timing or other excessive trading strategies. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" at page 49 above. In addition, if JNAMSM identifies possibly questionable trading activity, it will communicate this to the service center for the relevant insurance company or qualified plan for further investigation and action, if appropriate.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of the Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                        HYPOTHETICAL PERFORMANCE DATA FOR
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.

                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS


                                    Select                Global                NASDAQ(R)
              25 Fund    Dow 10    Small-Cap   S&P 10       15         JNL 5        15
             Strategy   Strategy   Strategy   Strategy   Strategy    Strategy   Strategy

1984           2.15       6.47       5.25       8.60       18.03       8.10           -
1985          43.69      30.49      35.38      51.65       45.53      41.35           -
1986          29.18      35.58      10.16      34.55       37.86      29.47        9.08
1987          17.84      20.20      -1.78       4.20       40.42      16.18       19.51
1988          36.77      26.55      26.79      20.36       23.29      26.75        8.66
1989          22.20      27.07      24.13      45.86       15.42      26.94       45.55
1990          -6.20      -7.77     -10.66       3.81       -0.43      -4.25       -5.78
1991          41.45      35.42      52.96      18.09       37.67      37.12       89.70
1992          15.50       9.02      13.27      22.69       22.66      16.63        5.35
1993          17.60      28.48      19.06      33.08       50.87      29.82       32.10
1994           2.24       3.81      -2.31       5.30       -5.69       0.67        1.75
1995          33.55      36.57      47.09      28.41       25.47      34.22       61.51
1996          17.10      28.49      20.41      28.74       28.12      24.57       27.74
1997          33.87      21.91      21.39      36.03       17.53      26.15       34.92
1998          11.01      10.70      14.60      50.41        6.61      18.67      106.04
1999           2.52       3.67      23.41      17.43       14.18      12.24      103.33
2000           2.60       6.11      30.09     -19.00       12.27       6.41      -19.84
2001           8.88      -4.79       4.43     -17.31       -6.88      -3.13      -33.19
2002          -9.65      -8.92     -10.01     -16.77       -6.78     -10.43      -26.52
2003          43.40      28.69      45.42      22.27       25.67      33.09       33.25

20 Year
Annualized
Return        17.16      15.93      17.13      17.00       18.90      17.59      21.21*





                Value                            Russell
              Line(R) 25      VIP      S&P 500    2000       DJIA       FT30    Hang Seng
               Strategy     Strategy    Index    Index      Index       Index     Index

1984                 -          -       6.03      -7.28       1.00       2.72      45.72
1985                 -          -      31.58      31.07      33.57      55.20      51.02
1986             27.23      26.58      18.31       5.96      26.37      24.29      51.26
1987             15.98      17.33       5.11      -8.25       5.48      37.49      -8.08
1988              7.56      15.77      16.65      25.04      16.43       6.89      21.80
1989             43.53      34.49      31.54      15.77      31.87      22.74      10.21
1990              7.12      -1.55      -3.16     -19.75      -0.81      10.21      11.72
1991             65.38      51.16      30.56      46.00      24.48      15.17      48.03
1992              6.47       3.15       7.72      18.47       7.36      -2.01      32.40
1993             12.81      21.93      10.01      18.98      16.89      19.27     121.82
1994              3.67       2.76       1.30      -1.88       4.97       1.60     -29.08
1995             44.58      46.98      37.50      28.34      36.89      17.98      27.21
1996             45.45      29.16      23.11      16.46      29.10      20.02      37.71
1997             40.79      29.84      33.29      22.28      24.80      16.64     -17.78
1998             93.85      54.12      28.70      -2.53      18.20      12.58      -2.28
1999            101.92      52.50      21.07      21.17      26.92      14.61      74.11
2000            -18.90       1.67      -9.18      -2.87      -4.83     -16.66      -8.89
2001              0.89      -8.12     -11.91       2.49      -5.50     -23.64     -22.62
2002            -19.51     -11.96     -22.10     -20.44     -14.79     -29.23     -15.65
2003             44.37      33.01      28.72      47.29      28.32      26.44      39.28


20 Year
Annualized
Return          24.98*     20.38*      12.94      10.20      14.35       9.84      18.28


(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the JNL 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.

*These numbers reflect an 18 year Annualized Return.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in interests of the Funds. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39
-------------------------------------------------------------------------------------------------------






                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.



                                   PROSPECTUS


                 May 1, 2004, as supplemented, December 22, 2004


                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

     o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2004, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section in Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


                                                          File No.:  811-09121